Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 194,062,500.00
Previously Paid Amount	26,204.48
Total Fee Amount	26,579.67
Total Offset Amount	0.00
Net Fee	$ 375.19